SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating leases, Year I	$ 625,719
Finance leases, Year I	39,831
Total, Year I	665,550
Operating leases, Year II	216,480
Finance leases, Year II	39,831
Total, Year II	256,311
Operating leases, Year III	198,440
Finance leases, Year III	39,831
Total, Year III	238,271
Operating leases, Year IV
Finance leases, Year IV	39,831
Total, Year IV	39,831
Operating leases, Year V
Finance leases, Year V	19,914
Total, Year V	19,914
Operating leases, Total undiscounted lease payments	1,040,639
Finance leases, Total undiscounted lease payments	179,238
Total, Total undiscounted lease payments	1,219,877
Operating leases, Less: imputed interest	(51,658)
Finance leases, Less: imputed interest	(18,786)
Total, Less: imputed interest	(70,444)
Operating leases, Lease liabilities recognized in the Consolidated Balance Sheet	988,981
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	160,452
Total, Lease liabilities recognized in the Consolidated Balance Sheet	1,149,433
Operating leases, Less: lease liabilities - current portion	(594,589)	$ (1,130,849)
Finance leases, Less: lease liabilities - current portion	(34,731)	(47,278)
Total, Less: lease liabilities - current portion	(629,320)
Operating leases, Lease liabilities - non-current portion	394,392	423,835
Finance leases, Lease liabilities - non-current portion	125,721	$ 65,269
Total, Lease liabilities - non-current portion	$ 520,113